SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS:

1.	On March 2024, the Company signed with Dor-Alon a binding memorandum of understanding, according to which the companies will cooperate within a project (the “Project”) to upgrade the ultra-fast charging infrastructure of the ON network, at Dor-Alon stations on Route 6, using the company’s solution, which is based on the ZOOZTER™-100 Power Booster (the “System”) and the Company’s charging management software. The purpose of the project is to enable the addition of ultra-fast charging ports, despite the limitation of the electricity grid, at the charging sites at the Dor-Alon stations on Route 6, as described below.

As part of the project, in cooperation with Dor Alon and Afcon Electric Transportation, the charging infrastructure will be upgraded at two Dor Alon stations, on Route 6 - Magal station (east side) and Naan station (west side) - while installing two ZOOZTER™-100 systems (one system at each station), and adding charging ports based on ultra-fast chargers, which allow charging with a power of up to 150 kilowatts. The upgrade of the charging infrastructure is expected to enable a significant improvement in the experience of EV drivers, who travel on Route 6 (being a major transportation corridor in Israel) and look for charging services at these sites.

In the first months of operation, of the ZOOZTER™-100 systems at the Route 6 sites, will be used to test their ability to allow the addition of charging ports while managing charging at a large number of charging ports (this is different from the outline of the pilot carried out during 2023 at the Dor-Alon station “Mall-Zikhron”). To the extent that the company’s solution is proven to allow the addition of the aforementioned charging ports, the systems will be purchased by Dor-Alon, under conditions agreed upon between the parties.

2.	As for the completion of the Merger transaction see Note 1

Keyarch Acquisition Corporation [Member]
SUBSEQUENT EVENTS

Note 9 – Subsequent Events

The Company has evaluated subsequent events through May 7, 2024, which was the date these financial statements were available for issuance and determined that there were no significant unrecognized events through that date other than those given below.

On January 19, 2024, the Company held an EGM, at which the Company’s shareholders approved the Second Charter Amendment to give the Board the right to extend, on a month-to-month basis, the date by which the Company must consummate a Business Combination from January 27, 2024 to July 27, 2024.

Further, the holders of 337,446 Public Shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.91 per share, for an aggregate redemption amount of $3,682,927.61. Following redemptions, the Company will have 2,039,872 Public Shares outstanding.

On January 25, 2024, the Company issued a promissory note (the “Second Extension Note”) in the aggregate principal amount of up to $150,000 to the Payee pursuant to which the Payee agreed to loan to the Company up to $150,000 to deposit into the Trust Account for the Public Shares that were not redeemed in connection with the Second Charter Amendment. The Second Extension Note bears no interest and is repayable in full upon the earlier of (a) date of the consummation of an initial Business Combination by the Company and (b) the Company’s liquidation.

The Payee has deposited an aggregate of $25,000 into the Trust Account in connection with the initial one-month extension period from January 28, 2024 to February 27, 2024 with a further deposit of an additional $25,000 for extension from February to March 2024. The Payee has to deposit $25,000 each month or portion thereof, that is needed by the Company to complete a Business Combination until July 27, 2024 or such earlier date as determined by the Company’s board of directors.

On February 9, 2024, the Company, Zooz and the Sponsor, entered into that certain Amendment No. 1 to Business Combination Agreement (the “BCA Amendment”). The BCA Amendment amends certain provisions of that certain Business Combination Agreement which provides that following the Closing of the Business Combination, up to an additional 4,000,000 ordinary shares of Zooz, par value NIS 0.00025 per share (“Zooz Ordinary Shares”), will be issuable to the Zooz shareholders who were Zooz shareholders as of immediately prior to the Closing at a record date to be determined by Zooz (“Pre-Closing Zooz Shareholders”) as earnout consideration, contingent on the achievement of certain earnout milestones based on the price of the Zooz Ordinary Shares or Zooz’s gross revenue during the five-year period following the Closing. The BCA Amendment revises certain triggers that govern when the earnout would be paid to Pre-Closing Zooz Shareholders. The second revenue milestone was changed to $10 million over two consecutive fiscal quarters (following achievement of one of the first milestones) and the third revenue milestone was changed to $15 million over two consecutive quarters (following achievement of one of the second milestones).

On February 11, 2024, Zooz provided information regarding the proposed Business Combination in an information filing and press release (the “Release”), which it filed with the Tel Aviv Stock Exchange (the “TASE”).

The Release referenced an amendment to the Business Combination Agreement in respect of changes to the milestones under which Zooz shareholders prior to the closing of the Business Combination would be entitled to an earnout, pursuant to an amendment to the Business Combination Agreement, by changing the revenue amounts relating to eligibility to achieving its second and third milestones. The Release also discussed commitments received from a number of investors for an aggregate investment of up to $13 million for investments contingent on and in connection with the closing of the Business Combination.

On March 8, 2023, the Company, Zooz, and the Sponsor, entered into that certain Amendment No. 2 to Business Combination Agreement (the “Second BCA Amendment”). The Second BCA Amendment revises the earnout provisions to provide that the rights entitling the Pre-Closing Zooz Shareholders to receive the earnout will be exercised automatically unless Zooz determines that it is advisable and in the best interests of Zooz for tax withholding purposes that the election to exercise should be at the option of the Pre-Closing Zooz Shareholder holding such right.

On March 15, 2024, the Company, Zooz and the Sponsor entered into that certain Amendment No. 3 to Business Combination Agreement (the “Third BCA Amendment”). The Third BCA Amendment amends the events for achievement of the earnout consideration to specify that such occur only upon achievement of certain share price targets for Zooz Ordinary Shares following the Closing. The Third BCA Amendment removes earnout milestones, for achievement of the earnout consideration, relating to any revenue events.

On March 19, 2024, the Company and Zooz issued a press release announcing the registration statement on Form F-4 filed by Zooz relating to their Proposed Business Combination was declared effective by the SEC on March 18, 2024.

On March 27, 2024, the Company held its extraordinary general meeting of shareholders in connection with its previously announced business combination with ZOOZ Power Ltd. At the EGM, the Company’s shareholders voted on the proposals set forth in the definitive proxy statement/prospectus filed by the Company with the Securities and Exchange Commission (“SEC”) on March 19, 2024. At the EGM, each of the proposals in the Proxy Statement to be voted upon at the EGM and presented to the Company’s shareholders was approved by the shareholders. In connection with the Business Combination, the Company also announced that it has agreed to extend the deadline for the Company’s shareholders to withdraw or revoke their previously submitted requests for redemption of publicly held ordinary shares of the Company in connection with the Business Combination, as described in the Proxy Statement, until the deadline of the earlier to occur of (1) 5:00 p.m. Eastern Time, on Tuesday, April 2, 2024, or (2) the consummation of the Business Combination, by requesting the Company’s transfer agent, Continental Stock Transfer & Trust Company, to return such shares. Once such withdrawal or revocation of a previously submitted request for redemption is made, it will be irrevocable, and such shares may no longer be submitted for redemption.

On March 31, 2024, ZOOZ filed certain current reports with the Tel Aviv Stock Exchange (“TASE”) pursuant to requirements of the TASE (1) relating to specified company and financial information for ZOOZ as of and for December 31, 2023.

On April 4, 2024 (the “Closing Date”), the Company and ZOOZ Power Ltd. consummated their previously announced business combination (the “Business Combination”), pursuant to that certain Business Combination Agreement, dated as of July 30, 2023 (as amended on February 9, 2024, March 8, 2024 and March 15, 2024, the “Business Combination Agreement”), by and among the Company, ZOOZ, ZOOZ Power Cayman, a Cayman Islands exempted company and a direct, wholly owned subsidiary of ZOOZ (“Merger Sub”), Keyarch Global Sponsor Limited, a Cayman Islands exempted company (the “Sponsor”), in the capacity as representative of specified shareholders of the Company after the effective time of the Business Combination, and, by a joinder agreement, Dan Weintraub in the capacity as representative of the pre-Closing shareholders of ZOOZ after the effective time of the Business Combination. Pursuant to the Closing, the Company became a direct, wholly owned subsidiary of ZOOZ due to reverse merger effect as the Zooz shareholders will hold greater than 50% of the voting shares of the combined entity (i.e., will control the surviving company), will appoint the majority of directors who will continue in the surviving company post-merger. Additionally, the ongoing operations of surviving company will be completely those of Zooz Power Ltd. In connection to the Closing of the Business Combination, ZOOZ’s ordinary shares and public warrants began trading on the Nasdaq Capital Market under the ticker symbols “ZOOZ” and “ZOOZW”, respectively, on April 5, 2024.

In connection with the Closing, the Company, ZOOZ and EBC agreed to amend the BCM Agreement. Pursuant to the BCM Agreement Amendment, the Company agreed to pay EBC a fee equal to $1,500,000, with $660,000 paid in cash to EBC at the Closing and the remaining $840,000 satisfied by a promissory note issued by the Sponsor and ZOOZ to EBC at the Closing. At any time prior to the maturity date, the promissory note can be repaid in full by the transfer of a portion of the Sponsor’s ZOOZ ordinary shares (the “Escrowed Shares”) that were deposited into escrow at Closing or by certain mandatory cash payments out of the proceeds of certain future financings of ZOOZ. On the repayment date, all remaining outstanding obligations under the note shall be paid by the Sponsor by transfer of Escrowed Shares up to a maximum amount equal to the total number of Escrowed Shares then remaining in the escrow account. The price per Escrowed Share shall be equal to 90% of the VWAP of ZOOZ ordinary shares on Nasdaq for the five trailing trading days.

In connection with the Closing, ZOOZ, the Company and Continental, as warrant agent (the “Warrant Agent”) entered into the Assignment, Assumption and Amendment to Public Warrant Agreement (the “Public Warrant Amendment”), which amends that certain Public Warrant Agreement, dated as of January 24, 2022 (“Public Warrant Agreement”), and filed with the SEC on January 27, 2022. Separately, ZOOZ, the Company, and the Warrant Agent entered into the Assignment, Assumption and Amendment to Private Warrant Agreement (the “Private Warrant Amendment”) (collectively, “Warrant Amendments”), which amends that certain Private Warrant Agreement, dated as of January 24, 2022 (“Private Warrant Agreement”), and filed with the SEC on January 27, 2022. Pursuant to the Warrant Amendments: (i) ZOOZ assumed the obligations of the Company under the original Public Warrant Agreement and Private Warrant Agreement, and, among other things, ZOOZ was added as a party thereto and (ii) all references to the Company’s ordinary shares in the Warrant Agreement shall mean ZOOZ ordinary shares and all references to “Shareholders” shall mean ZOOZ shareholders.

In connection with the EGM related to business combination held as on March 27, 2024, the public shareholders of the Company had the right to elect to redeem all or a portion of their ordinary shares of the Company (“Public Shares”) for a per-share price calculated in accordance with the amended and restated memorandum and articles of association of the Company, as amended. As of the Closing, 2,010,480 Public Shares were redeemed in connection with the EGM. As of April 11, 2024, there is no balance held in the trust account after giving effect to redemption and payment of expenses.

On April 4, 2024, in connection with the consummation of the Business Combination, the Company notified Nasdaq that the Business Combination had become effective and requested that Nasdaq file a Notification of Removal from Listing and/or Registration under Section 12(b) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), on Form 25 (the “Form 25”) to notify the SEC that the Company’s ordinary shares, warrants, rights and units were to be delisted and deregistered under Section 12(b) of the Exchange Act. As a result of the consummation of the Business Combination, Nasdaq determined to permanently suspend trading of the Company’s ordinary shares, warrants, rights and units prior to trading of ZOOZ ordinary shares and warrants pursuant to the Business Combination on April 5, 2024. The deregistration will become effective 10 days from the filing of the Form 25, which occurred on April 5, 2024. On April 15. 2024, the Company filed a Form 15 with the SEC in order to complete the deregistration of the Company’s securities under the Exchange Act.

In connection with the consummation of the Business Combination, each of Kai Xiong, Jing Lu, Mark Taborsky, Doug Rothschild and Mei Han ceased to be directors and/or officers of the Company.

On April 15, 2024, following the consummation of the Business Combination, Fang Zheng was appointed to serve as the sole director of the Company and Christine Y. Zhao, Sanqiang (Larry) Wang, Fang Zheng and Naama Zeldis were each appointed to serve as a director of ZOOZ.

In connection with the consummation of the Business Combination, at the effective time of the Business Combination, the Company adopted the second amended and restated memorandum and articles of association, which is substantially in the form as described in the Proxy Statement, in accordance with the Company becoming a wholly owned subsidiary of ZOOZ in connection with the Business Combination.